Share-based Payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 5.2	$ 7.1	$ 5.3
Fair value of non-vested stock awards	$ 71.59	$ 85.31
Estimated compensation cost for next year	$ 3.7	$ 6.3
Weighted average remaining contractual life	2 years 2 months 12 days	2 years 7 months 6 days
Expected term	10 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation cost for next year	$ 2.7